Fees to Auditors Appointed at the Annual General Meeting - Narratives (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fees to Auditors Appointed at the Annual General Meeting
Fees for other services	kr 2.3	kr 3.4	kr 2.0
Parent Company | Reportable Legal Entities
Fees to Auditors Appointed at the Annual General Meeting
Fees for other services	kr 2.3	kr 3.4